UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  8/14/06

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		59


Form 13F information table value total (x$1000): $387,918


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                                  June 30, 2006


Name of      	       Title of	         	Value     Shares/   Sh/  Put/  Invstmt  Other
Issuer	    	       Class	     Cusip    (x$1000)    Pm Amt    Pm   Call  Dscretn  Mgrs   Sole   Shrd None
--------	       --------     -------   --------    ------    ---  ----  -------  -----  ----    --

Aftermarket Tech     	  COM      008318107   10,867   437,300.00  SH          Sole          437,300.00
Annaly Mtg Mgmt Inc       COM      035710409       47     3,700.00  SH          Sole            3,700.00
Art Technology Group      COM      04289L107   12,371 4,151,200.00  SH          Sole        4,151,200.00
Assured Guaranty          COM      G0585R106   12,235   482,250.00  SH          Sole          482,250.00
BJ Services Co.           COM      055482103       48     1,300.00  SH          Sole            1,300.00
Build-A-Bear Workshop     COM      120076104    3,287   152,800.00  SH          Sole          152,800.00
CRA International Inc.    COM      12618T105   11,791   261,200.00  SH          Sole          261,200.00
Compucredit               COM      20478N100   14,131   367,600.00  SH          Sole          367,600.00
DTS, Inc.                 COM      23335C101    7,626   391,500.00  SH          Sole          391,500.00
Darwin Prof Underwriters  COM      237502109       81     4,600.00  SH          Sole            4,600.00
Digitas Inc               COM      25388K104   10,105   869,600.00  SH          Sole          869,600.00
Dycom Industries Inc.     COM      267475101   10,892   511,600.00  SH          Sole          511,600.00
Eastman Chemical Co.      COM      277432100       49       900.00  SH          Sole              900.00
GFI Group                 COM      361652209       65     1,200.00  SH          Sole            1,200.00
GameStop Corp Class B     COM      36467W208       48     1,400.00  SH          Sole            1,400.00
Gardner Denver            COM      365558105    8,508   221,000.00  SH          Sole          221,000.00
General Cable             COM      369300108   11,847   338,500.00  SH          Sole          338,500.00
Great Atlantic & Pac      COM      390064103       48     2,100.00  SH          Sole            2,100.00
Hanover Compressor Co     COM      410768105   14,519   773,100.00  SH          Sole          773,100.00
Heidrick and Struggles    COM      422819102   10,010   295,800.00  SH          Sole          295,800.00
Identix                   COM      451906101    7,177 1,026,800.00  SH          Sole        1,026,800.00
InfraSource Services      COM      45684P102   12,215   670,800.00  SH          Sole          670,800.00
Intel Corp.               COM      458140100       57     3,000.00  SH          Sole            3,000.00
Intermagnetics General    COM      458771102    7,598   281,600.00  SH          Sole          281,600.00
Investment Technology     COM      46145F105   10,696   210,300.00  SH          Sole          210,300.00
Jarden                    COM      471109108    6,454   211,950.00  SH          Sole          211,950.00
KV Pharmaceutical Co Cl A COM      482740206   11,972   641,600.00  SH          Sole          641,600.00
Kohl's Corp               COM      500255104       65     1,100.00  SH          Sole            1,100.00
LCA Vision                COM      501803308   10,735   202,900.00  SH          Sole          202,900.00
Liberty Global Inc.       COM      530555309       56     2,700.00  SH          Sole            2,700.00
LivePerson Inc.           COM      538146101    1,886   388,800.00  SH          Sole          388,800.00
Massey Energy             COM      576206106       50     1,400.00  SH          Sole            1,400.00
McData  Class A           COM      580031201   14,184 3,476,400.00  SH          Sole        3,476,400.00
Mettler Toledo Int'l      COM      592688105    7,853   129,650.00  SH          Sole          129,650.00
Miller (Herman)           COM      600544100       41     1,600.00  SH          Sole            1,600.00
NCI Building Systems      COM      628852105   12,301   231,350.00  SH          Sole          231,350.00
Nice Systems ADR          COM      653656108   15,308   544,000.00  SH          Sole          544,000.00
Nuveen Investment Inc     COM      67090F106       43     1,000.00  SH          Sole            1,000.00
Owens-Illinois Inc.       COM      690768403       44     2,600.00  SH          Sole            2,600.00
P.F. Chang's China Bistro COM      69333Y108    2,045    53,800.00  SH          Sole           53,800.00
Pacer International Inc   COM      69373H106   10,155   311,700.00  SH          Sole          311,700.00
Polymedica Corporation    COM      731738100   13,708   381,200.00  SH          Sole          381,200.00
Power-One Inc             COM      739308104    4,935   747,800.00  SH          Sole          747,800.00
Primus Guaranty Ltd       COM      G72457107       37     3,300.00  SH          Sole            3,300.00
Privatebancorp            COM      742962103    9,698   234,200.00  SH          Sole          234,200.00
Quiksilver                COM      74838C106   11,348   931,700.00  SH          Sole          931,700.00
Ram Holdings              COM      G7368R104       75     6,000.00  SH          Sole            6,000.00
Redback Networks          COM      757209507    9,916   540,700.00  SH          Sole          540,700.00
Regal-Beloit              COM      758750103    7,287   165,050.00  SH          Sole          165,050.00
Santarus                  COM      802817304    5,841   878,400.00  SH          Sole          878,400.00
Scansource                COM      806037107    9,154   312,200.00  SH          Sole          312,200.00
Secure Computing          COM      813705100   10,682 1,242,100.00  SH          Sole        1,242,100.00
Signature Bank NY         COM      82669G104   10,394   321,000.00  SH          Sole          321,000.00
Sysco Corporation         COM      871829107       55     1,800.00  SH          Sole            1,800.00
TNS Inc.                  COM      872960109    6,000   290,000.00  SH          Sole          290,000.00
Target Corporation        COM      87612E106       59     1,200.00  SH          Sole            1,200.00
United Natural Foods Inc. COM      911163103   13,251   401,300.00  SH          Sole          401,300.00
Wabash National Corp      COM      929566107    5,921   385,500.00  SH          Sole          385,500.00
Washington Post           COM      939640108       47        60.00  SH          Sole               60.00
TOTAL PORTFOLIO
REPORT SUMMARY            59                  387,918           OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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